ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	83,646,014	83,648,246
Series Twenty [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,865,700	3,866,367
Series Twenty One [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	1,890,700	1,890,700
Series Twenty Two [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,564,400	2,564,400
Series Twenty Three [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,336,727	3,336,727
Series Twenty Four [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,169,878	2,169,878
Series Twenty Five [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,025,609	3,025,942
Series Twenty Six [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,995,667	3,995,900
Series Twenty Seven [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,460,700	2,460,700
Series Twenty Eight [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	4,000,238	4,000,571
Series Twenty Nine [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,991,800	3,991,800
Series Thirty [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,651,000	2,651,000
Series Thirty One [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	4,417,857	4,417,857
Series Thirty Two [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	4,753,698	4,754,031
Series Thirty Three [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,636,200	2,636,533
Series Thirty Four [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,529,319	3,529,319
Series Thirty Five [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,300,463	3,300,463
Series Thirty Six [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,106,837	2,106,837
Series Thirty Seven [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,512,500	2,512,500
Series Thirty Eight [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,543,100	2,543,100
Series Thirty Nine [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,292,152	2,292,152
Series Forty [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,630,256	2,630,256
Series Forty One [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,891,626	2,891,626
Series Forty Two [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,744,262	2,744,262
Series Forty Three [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,637,987	3,637,987
Series Forty Four [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,701,973	2,701,973
Series Forty Five [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	4,014,367	4,014,367
Series Forty Six [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,980,998	2,980,998